Investments and loans in subsidiaries and joint ventures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents				$ 719,808	$ 516,301	$ 213,372	$ 82,752
Total current assets				1,020,880	866,758
Other current liabilities (including trade payables)				149,288	127,377
Total current liabilities				199,916	188,395
Non-current
Assets				3,282,589	3,174,200
Total non-current liabilities				111,284	100,606
Net (liabilities)/assets	$ (4,933)	$ (4,933)	$ 12,866	(5,172)	(4,933)	12,866
Revenue	1,280,217	1,200,777	1,001,420
Depreciation and amortization	0
Interest income	6,018	1,553	112
Interest expense	3,107	3,193	4,411
Profit before income tax	480,854	402,605	260,778
Income tax	145,807	108,384	48,003
(Loss)/profit for the period	335,047	294,221	212,775
Total comprehensive (expense)/income	335,030	295,827	213,786
Opening net assets January 1	(4,933)	12,866
Closing net assets	(5,172)	(4,933)	12,866
Interest in joint venture at 40%				(2,069)	(1,973)
Carrying value				1,490,719	1,448,634	$ 1,473,256
Societe des Mines de Morila SA [member]
Current
Cash and cash equivalents				86	8,569
Other current assets (excluding cash)				54,126	49,804
Total current assets				54,212	58,373
Other current liabilities (including trade payables)				(20,787)	(53,484)
Total current liabilities				(20,787)	(53,484)
Non-current
Assets				14,851	15,493
Other liabilities				(41,562)	(25,315)
Total non-current liabilities				(41,562)	(25,315)
Net (liabilities)/assets	(5,172)	(4,933)		$ (5,172)	$ (4,933)
Revenue	86,073	65,086	142,992
Depreciation and amortization	(16,480)	(9,464)	(23,337)
Interest income	18	14	2
Interest expense	(1,080)	(806)	(999)
Profit before income tax	(239)	(16,256)	24,856
Income tax	0	(1,543)	(7,455)
(Loss)/profit for the period	(239)	(17,799)	17,401
Other comprehensive income	0	0	0
Total comprehensive (expense)/income	(239)	(17,799)	17,401
Dividends received	0	0	$ 25,680
Opening net assets January 1	(4,933)
Closing net assets	$ (5,172)	$ (4,933)